Geographic Information	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Geographic Information

12. GEOGRAPHIC INFORMATION

Revenue by geographic area is determined on the basis of the location of the customer. The Company generates its revenue primarily in Italy and India. The following table sets forth revenue by geographic area for the three months ended March 31, 2020 and 2019 (in thousands):

	Three Months Ended March 31,
	2020	2019
Italy	$14,608	$13,408
India	8,893	8,171
United States	4,289	1,692
Europe (excluding Italy)	2,573	3,598
Rest of the world	3,270	856

Total	$33,633	$27,725

	Three Months Ended March 31,
	2020	2019
Italy	43.4%	48.4%
India	26.4%	29.5%
United States	12.8%	6.1%
Europe (excluding Italy)	7.7%	13.0%
Rest of the world	9.7%	3.0%

As of March 31, 2020, the majority of the Company’s long-lived assets are located in Italy. The following table sets forth long-lived assets by geographic area as of March 31, 2020 and December 31, 2019 (in thousands):

	As of March 31,	As of December 31,
	2020	2019
Italy	$1,965	$1,772
India	1,115	1,162
United States	787	437
Rest of the world	21	22

Total	$3,888	$3,393

	As of March 31,	As of December 31,
	2020	2019
Italy	50.5%	52.2%
India	28.7%	34.2%
United States	20.3%	12.9%
Rest of the world	0.5%	0.7%

17. GEOGRAPHIC INFORMATION

Revenue by geographic area is determined on the basis of the location of the customer. The Company generates its revenue primarily in Italy and India. The following table sets forth revenue by geographic area for the years ended December 31, 2019 and 2018 (in thousands):

	Year Ended December 31,
	2019	2018
Italy	$60,165	$53,988
India	35,162	15,236
Europe (excluding Italy)	15,686	4,943
United States	9,418	2,247
Rest of the world	9,127	1,431

Total	$129,558	$77,845

	Year Ended December 31,
	2019	2018
Italy	46.4%	69.4%
India	27.1%	19.6%
Europe (excluding Italy)	12.1%	6.3%
United States	7.3%	2.9%
Rest of the world	7.1%	1.8%

As of December 31, 2019, the majority of the Company’s long-lived assets are located in Italy. The following table sets long-lived assets by geographic area as of December 31, 2019 and 2018 (in thousands):

	As of December 31,
	2019	2018
Italy	$1,772	$1,136
India	1,162	1,042
United States	437	126
Rest of the world	22	37

Total	$3,393	$2,341

	As of December 31,
	2019	2018
Italy	52.2%	48.5%
India	34.2%	44.5%
United States	12.9%	5.4%
Rest of the world	0.7%	1.6%